Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Summary of Subsidiaries Included in Consolidated Financial Statements

			Proportion of Ownership (%)
			December 31
Investor	Investee	Nature of Activities	2021	2022	Remark
Subsidiaries
ASLAN Pharmaceuticals Limited	ASLAN Pharmaceuticals Pte. Ltd.	New drug research and development	100%	100%
ASLAN Pharmaceuticals Pte. Ltd.	ASLAN Pharmaceuticals (USA) Inc.	New drug research and development	100%	100%
ASLAN Pharmaceuticals Pte. Ltd.	ASLAN Pharmaceuticals Australia Pty Ltd	New drug research and development	100%	100%
ASLAN Pharmaceuticals Pte. Ltd.	ASLAN Pharmaceuticals Hong Kong Limited	New drug research and development	100%	100%
ASLAN Pharmaceuticals Hong Kong Limited	ASLAN Pharmaceuticals (Shanghai) Co. Ltd.	New drug research and development	100%	100%
ASLAN Pharmaceuticals Pte. Ltd.	ASLAN Pharmaceuticals Taiwan Limited	New drug research and development	100%	0%	a
Associate
ASLAN Pharmaceuticals Pte. Ltd.	Jaguahr Therapeutics Pte. Ltd. (“JAGUAHR”)	New drug research and development	35%	35%	b

a.
Dissolution of ASLAN Pharmaceuticals Taiwan Limited

On May 13, 2022, the Company received the official approval letter from Ministry of Economic Affairs, R.O.C. to approve the legal entity dissolution of ASLAN Pharmaceuticals Taiwan Limited, which was incorporated in 2013. There were no proceeds received from the dissolved entity and the investment in ASLAN Pharmaceuticals Taiwan Limited of $166,450 were written down to $0 from the books of its wholly owned parent company, ASLAN Pharmaceuticals Pte. Ltd. There is no impact to the consolidated financial statements as the intercompany transactions are eliminated upon consolidation.

b.
JAGUAHR's accounting from subsidiary to associate

On October 15, 2019, the Company established a joint venture with Bukwang Pharmaceutical Co., Ltd., a leading research and development focused Korean pharmaceutical company, to develop antagonists of the aryl hydrocarbon receptor (AhR). The Company at inception owned a controlling stake 55% of the entity, which is called Jaguahr Therapeutics Pte. Ltd. The Company transferred the global rights to all of the assets related to AhR technology, into Jaguahr Therapeutics Pte. Ltd (“JAGUAHR”). Subject to the fulfilment of certain conditions, Bukwang agreed to invest $5.0 million in JAGUAHR in two tranches to fund the development of the assets, identify a lead development compound and file an Investigational New Drug (IND) application (JV Agreement). The first tranche of $2.5 million was received by JAGUAHR from Bukwang in October 2019.

On April 28, 2021, the second tranche of $2.5 million was received from Bukwang which diluted the Company's shareholding to 35% from 55%, resulting in loss of control over the subsidiary. The Company has retained a significant influence over JAGUAHR, resulting in an equity accounted associate being recognized. A gain on dilution of subsidiary of $2,307,735 representing the reclassification of the capital reserve of $1,376,349, being the initial reserve set up upon formation of the subsidiary, non-controlling interest derecognized of $31,717 at the date of dilution and 35% of the fair value of net identifiable assets of JAGUAHR at the date of the dilution being recognized for the year ended December 31, 2021.

Until the IND application is filed, ASLAN Pharmaceuticals Pte. Ltd. retains the right to offer to purchase, and, upon valid exercise to buy back all or part of the equity held by Bukwang at a price equal to three times the amount invested by Bukwang upon receiving Bukwang’s acceptance notice. Given that JAGUAHR is at an early stage of product development, the Company has assessed that the value of the right as $0.

Summary of Subsidiaries That Have Material Non-controlling Interests

Jaguahr Therapeutics Pte. Ltd. is no longer the Company’s consolidated subsidiary as of December 31, 2021, and 2022. Please refer to Note 10 for details.

	Loss Allocated to		Accumulated
	Non-controlling Interests		Non-controlling Interests
	For the Year Ended December 31
	2020	2021*	2020	2021*
Jaguahr Therapeutics Pte. Ltd.	$(773,400)	(268,964)	$300,681	—

Summary of Financial Information Before Intragroup Eliminations

The summarized Jaguahr Therapeutics Pte. Ltd. financial information below represents amounts before intragroup eliminations.

	December 31	December 31
	2021*	2022
Current asset**	$1,384,013	$54,906
Current liabilities	(113,674)	(30,371)
Equity	$1,270,339	$24,535

	For the Year Ended December 31
	2020	2021*
Revenue	$—	$—

Loss for the year	$(1,718,666)	$(1,897,844)
Other comprehensive loss for the year	—	—
Total comprehensive loss for the year	$(1,718,666)	$(1,897,844)
Loss attributable to:
Stockholders of the Company	$(945,266)	$(1,628,880)
Non-controlling interests	$(773,400)	$(268,964)
	$(1,718,666)	$(1,897,844)
Total comprehensive loss attributable to:
Stockholders of the Company	$(945,266)	$(1,628,880)
Non-controlling interests	$(773,400)	$(268,964)
	$(1,718,666)	$(1,897,844)
Net cash outflow from:
Operating activities	$(1,655,443)	$(1,923,547)
Investing activities	—	—
Financing activities	—	$2,500,000
Net cash inflow/(outflow)	$(1,655,443)	$576,453

* On April 28, 2021, the Company’s shareholding was diluted from 55% to 35% resulting in a loss of control as further detailed above. JAGUAHR's loss for 2022 was $1,245,805 and net cash flow from operating activities was $1,329,107.

**The current asset represents cash and cash equivalents in its entirety.